SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Schedule of Depreciation and Amortization) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Depreciation of fixed assets (see note 6) | ₪			₪ 3,682	₪ 3,762	₪ 3,723
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Depreciation of fixed assets (see note 6) | $	[1]	$ 1,062

[1]	Convenience Translation into US Dollars.